Schedule of staff costs (Details) - Forekast limited [member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Direct cost	$ 14,646,215	$ 12,735,084
Administrative expenses	442,865	381,511
Staff costs	15,089,080	13,116,595
Defined contribution plans [member]
IfrsStatementLineItems [Line Items]
Direct cost	1,371,705	1,219,580
Administrative expenses	49,791	46,848
Short term employee benefits [member]
IfrsStatementLineItems [Line Items]
Direct cost	13,274,510	11,515,504
Administrative expenses	$ 393,074	$ 334,663